111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                     September 17, 2015

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust IV (the “Trust”) (File Nos. 2-54607 and 811-2594) on behalf of MFS® Blended Research® Emerging Markets Equity Fund, MFS® Blended Research® Global Equity Fund and MFS® Blended Research® International Equity Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 65 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  This Amendment was filed electronically on September 11, 2015.

Please call the undersigned at (617) 954-4340 or David Harris at (617) 954-4417 with any questions you may have.

                                     Very truly yours,

                                     SUSAN A. PEREIRA
                                     Susan A. Pereira
                                     Vice President & Senior Counsel

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